Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents	Cash and cash equivalents consist of the following at (in thousands):

	December 31, 2018	December 31, 2019
Cash held in banks	$49,935	$170,468
Money market funds	739,330	99,362
Short-term deposits	225,209	12,328
Amounts held by payment service providers	30,312	40,271
Total cash and cash equivalents	$1,044,786	$322,429